Earnings Per Share	12 Months Ended
Oct. 31, 2024
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Earnings Per Share

Note 24: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the year.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact
of instruments that are convertible into our common shares.
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2024	2023
Net income attributable to bank shareholders	$7,318	$4,425
Dividends on preferred shares and distributions on other equity instruments	(386)	(331)
Net income available to common shareholders	$6,932	$4,094
Weighted-average number of common shares outstanding (in thousands)	727,738	709,364
Basic earnings per common share (Canadian $)	$9.52	$5.77

Diluted Earnings Per Common Share (Canadian $ in millions, except as noted)	2024	2023
Net income available to common shareholders	$6,932	$4,094
Weighted-average number of common shares outstanding (in thousands)	727,738	709,364
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,556	4,440
Common shares potentially repurchased	(2,759)	(3,289)
Weighted-average number of diluted common shares outstanding (in thousands)	728,535	710,515
Diluted earnings per common share (Canadian $)	$9.51	$5.76

(1)
In computing diluted earnings per common share, we excluded average stock options outstanding of 3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024 (2,204,402 with a weighted-average exercise price of $135.69 for the year ended October 31, 2023), as the average share price in each of the two years did not exceed the exercise price.

Certain comparative figures have been reclassified for changes in accounting policy (Note 1).